Accrued Expenses (Details) - Allrites Holdings Pte Ltd And Subsidiaries [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Accrued commission expense	$ 7,036	$ 17,438
Accrued research and development expenses	14,360	5,405
Accrued content acquisition expenses	2,700	236,224
Accrued professional fees	15,376
Accrued advertising and marketing expenses	4,290
Accrued office and general expenses	2,039
Accrued state taxes	825
Total accrued expenses	$ 46,626	$ 259,067